RIGHT-OF-USE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
SCHEDULE OF BALANCE SHEET CLASSIFICATION

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	1,041	1,006
Operating lease, right-of-use asset, net	1,168	1,592

Total right-of-use asset	2,209	2,598

Liabilities
Current:
Finance lease liabilities	3,501	2,674
Operating lease liabilities	771	808

	4,272	3,482

Non-current:
Finance lease liabilities	3,393	3,470
Operating lease liabilities	307	795

	3,700	4,265

Total lease liabilities	7,972	7,747

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2023	2022
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	1,006	5
Operating lease, right-of-use asset, net	1,592	1,489

Total right-of-use asset	2,598	1,494

Liabilities
Current:
Finance lease liabilities	2,674	3,024
Operating lease liabilities	808	460

	3,482	3,484

Non-current:
Finance lease liabilities	3,470	991
Operating lease liabilities	795	1,123

	4,265	2,114

Total lease liabilities	7,747	5,598

SCHEDULE OF LEASE EXPENSE

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	21	26

Operating lease cost:
Operating lease expense (per ASC 842)	614	406
Short-term lease expense (other than ASC 842)	1	1

Total lease expense	636	433

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	97	66	77

Operating lease cost:
Operating lease expense (per ASC 842)	866	828	775
Short-term lease expense (other than ASC 842)	44	20	4

Total lease expense	910	848	779

SCHEDULE OF FUTURE OF LEASE LIABILITIES

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three periods ending June 30:

Periods ending June 30,	Operating and finance lease amount
$’000

2025	4,521
2026	4,093
Less: interest	(642)

Present value of lease liabilities	7,972

Representing:
Current liabilities	4,272
Non-current liabilities	3,700

7,972

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Financial Years ending December 31,	Operating and finance lease amount
$’000

2024	3,699
2025	4,670
Less: interest	(622)

Present value of lease liabilities	7,747

Representing:
Current liabilities	3,482
Non-current liabilities	4,265

7,747